Long-term debt (Schedule of borrowings) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Long-term debt	$ 985,255	$ 981,030
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Long-term debt	991,558	989,306	$ 987,903
Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Less: Unamortized transaction costs - revolving credit facilities	$ (6,303)	$ (8,276)	$ (8,328)